PREPAID EXPENSES AND OTHER ASSETS (Details) - Schedule of prepaid expense and other assets ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Prepaid Expense And Other Assets Abstract
Deposits	[1]	¥ 127		¥ 68,219
Advances to suppliers		9,971		19,732
Prepaid taxes	[2]	203,661		304,278
Prepaid service fee		7,429		36,306
Prepaid investment				304,996
Others		5,548		22,347
Less: Allowance for doubtful accounts		(4,000)		(4,000)
Total		¥ 222,736	$ 32,294	¥ 751,878

[1]	Deposits mainly include rent deposits and deposits to third-party vendors.
[2]	Prepaid taxes were the deductible VAT which can be deducted in the future.